Loans and Borrowings - Summary of Terms and Conditions of Outstanding Loans and Borrowings (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Details For Terms And Conditions For Outstanding Loans [Line Items]
Year of maturity	January 2026
Loans and Borrowings	$ 793	$ 1,365
Bank loan 1 | SGD
Disclosure Details For Terms And Conditions For Outstanding Loans [Line Items]
Currency	SGD	SGD
Bank loans	$ 102	$ 59
Bank loan 1 | SGD | Bottom of range
Disclosure Details For Terms And Conditions For Outstanding Loans [Line Items]
Nominal interest rate	1.50%	1.50%
Year of maturity	2024	2023
Bank loan 1 | SGD | Top of range
Disclosure Details For Terms And Conditions For Outstanding Loans [Line Items]
Nominal interest rate	2.10%	2.10%
Year of maturity	2028	2027
Bank loan 2 | SGD
Disclosure Details For Terms And Conditions For Outstanding Loans [Line Items]
Currency	SGD	SGD
Nominal interest rate basis	COF	COF
Bank loans		$ 5
Bank loan 2 | SGD | Bottom of range
Disclosure Details For Terms And Conditions For Outstanding Loans [Line Items]
Nominal interest rate	1.00%	1.00%
Year of maturity	2024	2023
Bank loan 2 | SGD | Top of range
Disclosure Details For Terms And Conditions For Outstanding Loans [Line Items]
Nominal interest rate	1.10%	1.10%
Year of maturity	2028	2024
Bank loan 3 | MYR
Disclosure Details For Terms And Conditions For Outstanding Loans [Line Items]
Currency	MYR	MYR
Bank loans		$ 4
Bank loan 3 | MYR | Bottom of range
Disclosure Details For Terms And Conditions For Outstanding Loans [Line Items]
Nominal interest rate	2.10%	2.10%
Year of maturity	2024	2023
Bank loan 3 | MYR | Top of range
Disclosure Details For Terms And Conditions For Outstanding Loans [Line Items]
Nominal interest rate	4.20%	4.50%
Year of maturity	2028	2027
Bank loan 4 | MYR
Disclosure Details For Terms And Conditions For Outstanding Loans [Line Items]
Currency	MYR	MYR
Nominal interest rate basis	COF	COF
Bank loans	$ 12	$ 15
Bank loan 4 | MYR | Bottom of range
Disclosure Details For Terms And Conditions For Outstanding Loans [Line Items]
Nominal interest rate	(2.00%)	(2.00%)
Year of maturity	2024	2023
Bank loan 4 | MYR | Top of range
Disclosure Details For Terms And Conditions For Outstanding Loans [Line Items]
Nominal interest rate	1.30%	1.70%
Year of maturity	2028	2027
Bank loan 5 | IDR
Disclosure Details For Terms And Conditions For Outstanding Loans [Line Items]
Currency	IDR	IDR
Nominal interest rate	9.50%
Bank loans	$ 9	$ 3
Bank loan 5 | IDR | Bottom of range
Disclosure Details For Terms And Conditions For Outstanding Loans [Line Items]
Nominal interest rate		9.90%
Year of maturity	2024	2023
Bank loan 5 | IDR | Top of range
Disclosure Details For Terms And Conditions For Outstanding Loans [Line Items]
Nominal interest rate		10.30%
Year of maturity	2028	2025
Bank loan 6 | IDR
Disclosure Details For Terms And Conditions For Outstanding Loans [Line Items]
Currency	THB	IDR
Nominal interest rate	7.00%
Nominal interest rate basis	COF	COF
Year of maturity	2024
Bank loans		$ 7
Bank loans	$ 32
Bank loan 6 | IDR | Bottom of range
Disclosure Details For Terms And Conditions For Outstanding Loans [Line Items]
Nominal interest rate		1.80%
Year of maturity		2023
Bank loan 6 | IDR | Top of range
Disclosure Details For Terms And Conditions For Outstanding Loans [Line Items]
Nominal interest rate		2.00%
Year of maturity		2025
Bank Loan 7 | THB
Disclosure Details For Terms And Conditions For Outstanding Loans [Line Items]
Currency		THB
Nominal interest rate		7.00%
Nominal interest rate basis		COF
Year of maturity		2023
Bank loans		$ 25
Term loans | USD
Disclosure Details For Terms And Conditions For Outstanding Loans [Line Items]
Currency	USD	USD
Nominal interest rate	4.50%	4.50%
Nominal interest rate basis	SOFR	LIBOR
Year of maturity	2026	2026
Term loan	$ 476	$ 1,061
Lease liabilities | Multiple
Disclosure Details For Terms And Conditions For Outstanding Loans [Line Items]
Currency	Multiple	Multiple
Lease liabilities	$ 162	$ 186
Lease liabilities | Multiple | Bottom of range
Disclosure Details For Terms And Conditions For Outstanding Loans [Line Items]
Nominal interest rate	3.60%	3.50%
Year of maturity	2024	2023
Lease liabilities | Multiple | Top of range
Disclosure Details For Terms And Conditions For Outstanding Loans [Line Items]
Nominal interest rate	12.50%	10.00%
Year of maturity	2037	2037